Prospectus Supplement dated May 1, 2014
Prospectus Form #
Product Name	National	New York
RiverSource Single Premium Variable Life Insurance	S-6199 K (5/08)

RiverSource Variable Universal Life Insurance III		S-6211 L (5/09)

RiverSource Variable Second-To-Die Life Insurance	S-6196 W (5/08)	S-6185 R (5/08)

This supplement updates and amends certain information contained in the variable life insurance policy prospectuses listed above. Please retain this supplement with your prospectus for future reference.

Effective June 30, 2014, the new underlying funds will be added to your policy and the following changes will be made in the prospectus.

The following information will be added to the table in the “Annual Operating Expenses of the Funds” section of your prospectus:

ANNUAL OPERATING EXPENSES OF THE FUNDS

The table below describes the operating expenses of the funds that you may pay periodically during the time that you own the policy. These operating expenses are for the fiscal year ended Dec. 31, 2013, unless otherwise noted. The table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total annual operating expenses of each fund*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired	Gross
		and/or		fund	total
	Management	service	Other	fees and	annual
Fund name	fees	12b-1 fees	expenses	expenses**	expenses
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	0.70%	0.25%	0.19%	—	1.14%(1)
ALPS/Alerian Energy Infrastructure Portfolio: Class III	0.70%	0.25%	1.27%	—	2.22%(2)
BlackRock Global Allocation V.I. Fund (Class III)	0.62%	0.25%	0.24%	—	1.11%(3)
Columbia Variable Portfolio — Limited Duration Credit Fund (Class 2)	0.46%	0.25%	0.13%	—	0.84%
Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)	0.20%	0.25%	0.46%	0.47%	1.38%(4)
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)	0.20%	0.25%	0.20%	0.52%	1.17%(4)
Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)	0.20%	0.25%	0.08%	0.60%	1.13%(4)
Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)	0.19%	0.25%	0.06%	0.54%	1.04%
DWS Alternative Asset Allocation VIP, Class B	0.36%	0.25%	0.32%	1.23%	2.16%(5)
FTVIPT Franklin Income VIP Fund — Class 2	0.45%	0.25%	0.02%	—	0.72%
FTVIPT Templeton Global Bond VIP Fund — Class 2	0.46%	0.25%	0.05%	—	0.76%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio — Advisor Shares	0.15%	0.40%	1.39%	0.90%	2.84%(6)

		Distribution		Acquired	Gross
		and/or		fund	total
	Management	service	Other	fees and	annual
Fund name	fees	12b-1 fees	expenses	expenses**	expenses
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	0.90%	0.25%	0.21%	0.11%	1.47%(7)
Ivy Funds VIP Asset Strategy	0.68%	0.25%	0.05%	—	0.98%(8)
Lazard Retirement Global Dynamic Multi Asset Portfolio — Service Shares	0.85%	0.25%	0.60%	—	1.70%(9)
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	2.00%	0.25%	1.74%	0.04%	4.03%(10)
PIMCO VIT Total Return Portfolio, Advisor Class	0.50%	0.25%	—	—	0.75%
Van Eck VIP Global Gold Fund (Class S Shares)	0.75%	0.25%	3.82%	—	4.82%(11)

* The Funds provided the information on their expenses and we have not independently verified the information.

** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

(1)     After a voluntary expense waiver and reimbursement, net expenses would be 1.10%.

(2)     ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses after fee waiver/expense reimbursements (not including Distribution and/or Service (12b-1) Fees, Shareholder Service Fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.80% of Class III shares average daily net assets through April 29, 2015. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust. After fee waivers and/or reimbursements, net expenses would be 1.30%.

(3)     BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other Fund expenses) to 1.50% of average daily net assets until May 1, 2015. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% of average daily net assets until May 1, 2015. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund. In addition, the Manager may waive a portion of the Fund’s management fee in connection with the Fund’s investment in an affiliated money market fund. After fee waivers and/or reimbursements, net expenses would be 0.97%.

(4)     Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.10% for Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2), 1.10% for Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2) and 1.10% for Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2).

(5)     Through April 30, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.57% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses (estimated at 1.23%). These agreements may only be terminated with the consent of the fund’s Board. After fee waivers and/or reimbursements, net expenses would be 1.80%.

(6)     The Portfolio’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year. In addition, the Investment Adviser has agreed to (i) waive all of its Management Fees, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, shareholder meeting, litigation, indemnification and extraordinary expenses) to 0.204% of the Portfolio’s average daily net assets. Each arrangement will remain in effect through at least April 30, 2015, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. After fee waivers and reimbursements, net expenses would be 1.52%.

(7)     Invesco Advisers, Inc. (“Invesco or the Adviser”) has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.01% of the Fund’s average daily nets assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired fund fees and expenses are also excluded in determining such obligation. Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds. This waiver will have the effect of reducing acquired fund fees and expenses that are indirectly borne by the Fund. Unless Invesco continues the fee waiver agreements, they will terminate on April 30, 2015. The fee waiver agreements cannot be terminated during their terms. After fee waivers and/or expense reimbursements, net expenses would be 1.05%.

(8)     After a voluntary expense waiver and/or reimbursement, net expenses would be 0.97%.

(9)     The Investment Manager has contractually agreed to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2015, to the extent total annual portfolio operating expenses exceed 1.05%.

(10)     Other expenses, which includes dividend and interest expenses relating to short sales, are based on estimated expenses for the current fiscal year; actual expenses may vary. In addition, Neuberger Berman Management LLC (NBM) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class S so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses related to short sales, and extraordinary expenses, if any) are limited to 2.40% of average net assets. This undertaking lasts until 12/31/2017 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class S will repay NBM for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 2.40% of the average net assets. Any such repayment must be made within three years after the year in which NBM incurred the expense. After fee waivers and/or reimbursements, net expenses would be 2.73%.

(11)     The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% of the Fund’s average daily net assets per year until May 1, 2015. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.

The following information will be added to the table in “The Variable Account and the Funds” section of your prospectus:

The Variable Account and the Funds

You can direct your net premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:

Investing In	Investment Objective and Policies	Investment Adviser
AllianceBernstein VPS Dynamic Asset Allocation Portfolio (Class B)	Seeks to maximize total return consistent with AllianceBernstein’s determination of reasonable risk.	AllianceBernstein L.P.
ALPS/Alerian Energy Infrastructure Portfolio: Class III	Seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index.	ALPS Advisors, Inc.
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	BlackRock Advisors, LLC, adviser; BlackRock Investment Management, LLC and BlackRock International Limited, sub-advisers.
Columbia Variable Portfolio — Limited Duration Credit Fund (Class 2)	Seeks level of current income consistent with preservation of capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Conservative Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Conservative Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio — Managed Volatility Moderate Growth Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
DWS Alternative Asset Allocation VIP, Class B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc., adviser; QS Investors, LLC and RREEF America L.L.C., sub-advisers.
FTVIPT Franklin Income VIP Fund — Class 2	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.	Franklin Advisers, Inc. adviser; Templeton Investment Counsel, LLC, subadviser.
FTVIPT Templeton Global Bond VIP Fund — Class 2
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Franklin Advisers, Inc.
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio — Advisor Shares	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.

Investing In	Investment Objective and Policies	Investment Adviser
Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares	Non-diversified fund that seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy	Seeks total return over the long term.	Waddell & Reed Investment Management Company
Lazard Retirement Global Dynamic Multi Asset Portfolio — Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
Neuberger Berman Advisers Management Trust Absolute Return Multi-Manager Portfolio (Class S)	Seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.	Neuberger Berman Management LLC is the Fund’s investment manager. NB Alternative Investment Management LLC is the Fund’s investment adviser.
PIMCO VIT Total Return Portfolio, Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC (PIMCO)
Van Eck VIP Global Gold Fund (Class S Shares)	Seeks long-term capital appreciation by investing in common stocks of gold-mining companies. The Fund may take current income into consideration when choosing investments.	Van Eck Associates Corporation

The following information describes proposed changes to certain underlying Funds offered under certain life insurance policies (the “Policies”). Please retain this supplement with your latest printed prospectus for future reference.

Effective on or about June 30, 2014, two new underlying funds will be available under your policy:

•	Variable Portfolio — Multi-Manager Diversified Income Fund (Class 2)

•	Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (Class 2)

These two new underlying funds will be available effective on the later of June 30, 2014 or the date the registration statement for the funds becomes effective.

As of the date of this supplement, a registration statement for Variable Portfolio — Multi-Manager Diversified Income Fund (Class 2) and Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (Class 2) has been filed with the Securities and Exchange Commission (SEC), but is not yet effective. Shares of these funds may not be sold or purchased prior to the effective date of the funds’ registration statement. The information in this supplement regarding these two funds is not complete and is subject to change prior to the funds’ registration statement becoming effective. After the funds’ registration statement becomes effective, for a free copy of the funds’ prospectus, call 800-345-6611. Read the prospectus carefully before you invest.

The following information will be added to the table in the “Annual Operating Expenses of the Funds” section of your prospectus. The table does not reflect any charges or expenses imposed by insurance companies on subaccounts or contracts. If such sales charges or expenses had been included, the expenses set forth below would be higher.

ANNUAL OPERATING EXPENSES OF THE FUNDS

The table below describes the operating expenses of the funds that you may pay periodically during the time that you own the policy. The table shows the total annual operating expenses charged by each fund. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total annual operating expenses of each fund*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

		Distribution		Acquired	Gross
		and/or		fund	total
	Management	Service (12b-1)	Other	fees and	annual
Fund name	fees	fees	expenses	expenses**	expenses
Variable Portfolio — Multi-Manager Diversified Income Fund (Class 2)***	0.02%	0.25%	0.25%	0.64%	1.16%(1),(2)

Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (Class 2)***	0.02%	0.25%	0.25%	0.64%	1.16%(1),(2)

* The Funds provided the information on their expenses and we have not independently verified the information.

** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

*** For these underlying funds, a registration statement has been filed with the SEC but is not yet effective. These funds are not available for purchase until their registration statement becomes effective. The expenses, investment objective, and investment adviser provided by these funds are the most recently available and may be subject to change prior to the funds’ registration statement becoming effective.

(1)     Management fees and other expenses are based on estimated amounts for the Fund’s current fiscal year. In addition, acquired fund fees and expenses are based on estimated amounts for the current fiscal year.

(2)     Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes and extraordinary expenses) until April 30, 2015, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.04% for Variable Portfolio — Multi-Manager Diversified Income Fund (Class 2) and 1.04% for Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (Class 2).

The following information will be added to the table in “The Variable Account and the Funds” section of your prospectus:

Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio — Multi-Manager Diversified Income Fund (Class 2)	Seeks a high level of current income, with capital preservation as a secondary objective.	Columbia Management Investment Advisers, LLC
Variable Portfolio — Multi-Manager Interest Rate Adaptive Fund (Class 2)	Seeks total return while adapting to interest rate, credit and inflation environments.	Columbia Management Investment Advisers, LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6199-9 A (05/14)